OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
OTHER ACCOUNTS RECEIVABLE	NOTE 3 - OTHER ACCOUNTS RECEIVABLE
	December 31,
	2022	2021
	In U.S. dollars in thousands
Governmental authorities	12	7
Other receivables	7	6
	19	13
APPYEA INC. NOTES TO THE FINANCIAL STATEMENTS